Loans And Leases (Aging Of Recorded Investment In Past Due Loans By Class Of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 2,186	$ 5,226
Loans Not Past Due	910,180	665,215
Nonaccrual Loans Not > 90 Days Past Due	334	302
30 - 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,747	2,757
60 - 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	78	332
Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	361	2,137
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		71
Loans Not Past Due	338,286	170,575
Nonaccrual Loans Not > 90 Days Past Due	190	85
Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		71
Single-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,062	3,140
Loans Not Past Due	145,798	117,116
Nonaccrual Loans Not > 90 Days Past Due	106	124
Single-Family Residential [Member] | 30 - 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,747	2,453
Single-Family Residential [Member] | 60 - 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		261
Single-Family Residential [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	315	426
Multi-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	45,375	39,229
Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	78	1,689
Loans Not Past Due	159,835	138,762
Non-Owner Occupied [Member] | 60 - 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	78
Non-Owner Occupied [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1,689
Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	90,049	81,871
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	27,066	25,221
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		304
Loans Not Past Due	80,426	67,348
Construction [Member] | 30 - 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		304
Originated For Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		22
Loans Not Past Due	20,773	20,713
Nonaccrual Loans Not > 90 Days Past Due	12	14
Originated For Portfolio [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		22
Purchased For Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	46
Loans Not Past Due	143	206
Nonaccrual Loans Not > 90 Days Past Due	26	79
Purchased For Portfolio [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	46
Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	$ 2,429	$ 4,174